Fixed Assets (Detail) ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,632	¥ 31,811	¥ 26,104
Accumulated depreciation	(2,274)	(15,614)	(13,629)
Fixed assets, net	2,358	16,197	12,475
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,427	23,539	18,354
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	606	4,163	4,003
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	315	2,166	1,956
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24	162	80
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	109	747	690
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50	341	341
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 101	¥ 693	¥ 680